Note 9 - Share Capital - Stock Option Transactions (Details)	3 Months Ended
	Jan. 31, 2024 $ / shares	Jan. 31, 2023 $ / shares
Statement Line Items [Line Items]
Outstanding, beginning of period	874,393	965,766
Outstanding, beginning of period, weighted average exercise price (in CAD per share)	$ 15.9	$ 15.53
Granted	0	1,500
Granted, weighted average exercise price (in CAD per share)	$ 0	$ 15.9
Exercised	0	0
Exercised, weighted average exercise price (in CAD per share)	$ 0	$ 0
Forfeited/cancelled	0	3,990
Forfeired/cancelled, weighted average exercise price (in CAD per share)	$ 0	$ 15.9
Expired	0	0
Expired, weighted average exercise price (in CAD per share)	$ 0	$ 0
Outstanding, end of period	874,393	963,276
Outstanding, beginning of period, weighted average exercise price (in CAD per share)	$ 15.9	$ 15.53